UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

________

2545 S. Kelly Avenue

Suite C

Edmond, OK 73013

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

2545 South Kelly Avenue

Suite C

Edmond, Oklahoma 73013

(Name and address of agent for service)

Copy to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2013

Date of reporting period: April 30, 2013

Item 1.	Reports to Stockholders.

Annual Report

April 30, 2013

Sustainable North American Oil Sands ETF

Exchange Traded Concepts
Table of Contents

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-SWM-FUND; and (ii) on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts
Sustainable North American Oil Sands ETF
Management Discussion of Fund Performance

Sustainable North American Oil Sands Exchange Traded Fund

Dear Shareholders,

On June 21, 2013, the Sustainable North American Oil Sands ETF (Symbol: SNDS) formally changed its underlying index to the ISE High IncomeTM Index, subsequently changing the Fund’s name to the YieldShares High Income ETF (Symbol: YYY). Information presented in this Report primarily relates to the operations of SNDS for the fiscal period ended April 30, 2013.

Since the June 2012 launch of the YieldShares High Income ETF, formerly Sustainable North American Oil sands ETF (the “Fund”), the Fund has had solid performance when compared to a broad market index such as the S&P 500. During the period from June 11, 2012 (commencement of operations) through April 30, 2013, the Fund returned approximately 21.93% while the S&P 500 returned 24.44%. The Fund’s benchmark, the SWM Sustainable North American Oil Sands Index, returned 22.02% during this period. The two positions with the best gains in the Fund during the period were Nexen and Chicago Bridge & Iron gaining 72.34% and 37.53% respectively. Nexens large gain was due primarily to its acquisition by Cnooc Ltd while Chicago Bridge & Iron rose in large part due to the announcement that Berkshire Hathaway had made a large investment in the firm. The positions with the worst return were Athabasca Oil Corp which was down 37.53% due in part to some third-party operational setbacks and depressed oil prices and Meg Energy which was lower by 16.81% due to unrealized foreign exchange impacts on their dollar denominated debt.

While the performance was impressive relative to certain other investment options, the Fund ultimately failed to attract the amount of assets necessary to make the economics of continued operations viable. It is for this reason that the Fund’s Board of Trustees authorized a change in the index of the Fund.

The new index, the ISE High IncomeTM Index, focuses on closed-end funds which meet certain criteria. The index holdings are selected based on yield — whether or not they are currently trading at a premium or discount — and must meet certain market capitalization thresholds in addition to other specific factors.

We believe that this combination of factors will be attractive to investors seeking to achieve high levels of current income.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts

The ISE High IncomeTM Index seeks to measure the performance of the top 30 U.S. exchange-listed closed-end funds (CEFs), as selected and ranked according to factors designed to result in a portfolio that produces high current income.

The SWM Sustainable North American Oil Sands Index tracks the most liquid Canadian and U.S.-listed equities that are investing in Canada’s oil sands.

The S&P 500 Index is a market capitalization value weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice. Holdings are Subject to Change.

Exchange Traded Concepts
Sustainable North American Oil Sands ETF
Management Discussion of Fund Performance

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

  Sustainable North American Oil Sands ETF
Sustainable North American Oil Sands Index®

TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 2013
Cumulative Inception to Date*
Net Asset Value	Market Price
21.93%	21.16%‡
22.02%‡	22.02%‡

*	Fund commenced operations on June 11, 2012.
‡	Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Schedule of Investments •   Sustainable North American Oil Sands ETF

April 30, 2013

Description	Shares	Fair Value
COMMON STOCK — 99.6%
Canada — 35.0%
Athabasca Oil*	2,845	$20,587
Baytex Energy	682	26,950
Canadian Natural Resources	1,050	30,798
Canadian Oil Sands	1,500	29,465
Cenovus Energy	906	27,114
Enbridge	643	30,597
Enbridge ADR	43	2,047
Finning International	1,213	26,176
Husky Energy	1,005	29,049
Imperial Oil	689	27,411
Keyera	607	37,916
MEG Energy*	919	26,290
Pembina Pipeline	1,019	33,449
Suncor Energy	909	28,341
TransCanada	642	31,824
		408,014
China — 5.4%
China Petroleum & Chemical ADR	286	31,620
PetroChina ADR	248	31,709
		63,329
France — 2.4%
Total ADR	567	28,486
Hong Kong — 2.8%
CNOOC ADR	176	32,972
Netherlands — 3.2%
Chicago Bridge & Iron	690	37,115

Description	Shares	Fair Value
Norway — 2.5%
Statoil ADR	1,173	$28,738
United Kingdom — 5.5%
BP ADR	696	30,346
Royal Dutch Shell ADR, Cl A	491	33,373
		63,719
United States — 42.8%
Chevron	292	35,627
ConocoPhillips	520	31,434
Devon Energy	555	30,558
Enterprise Products Partners‡	591	35,844
Exxon Mobil	362	32,214
Fluor	505	28,775
HollyFrontier	619	30,610
Jacobs Engineering Group*	707	35,689
Kinder Morgan Energy Partners‡	367	32,461
Marathon Oil	935	30,547
Marathon Petroleum	459	35,967
Murphy Oil	522	32,411
Oil States International*	433	38,693
Phillips 66	539	32,852
Valero Energy	864	34,837
		498,519
Total Common Stock (Cost $1,013,867)		1,160,892
Total Investments – 99.6% (Cost $1,013,867)		$1,160,892

Percentages are based on Net Assets of $1,164,971.

*	Non-income producing security.
‡	Master Limited Partnership — The total value of such securities as of April 30, 2013 was $68,305 and represented 5.86% of Net Assets.

ADR – American Depositary Receipt

Cl – Class

As of April 30, 2013, all of the Fund's investments were considered level 1, in accordance with the fair value hierarchy under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Statement of Assets and Liabilities
April 30, 2013

Sustainable North American Oil Sands ETF
Assets:
Investments at Cost	$1,013,867
Investments at Fair Value	$1,160,892
Cash	3,029
Foreign Currency (Cost $250)	250
Dividends Receivable	1,272
Total Assets	1,165,443
Liabilities:
Payable to Adviser	472
Net Assets	$1,164,971
Net Assets Consist of:
Paid-in Capital	$990,904
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	27,037
Net Unrealized Appreciation on Investments	147,025
Net Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	5
Net Assets	$1,164,971
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	50,000
Net Asset Value, Offering and Redemption Price Per Share	$23.30

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Statement of Operations
For the period ended April 30, 2013 (1)

Sustainable North American Oil Sands ETF
Investment Income:
Dividend Income	$34,775
Less: Foreign Taxes Withheld	(3,245)
Total Investment Income	31,530
Expenses:
Management Fees	6,120
Total Expenses	6,120
Net Investment Income	25,410
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	171,111
Net Realized Loss on Foreign Currency Transactions	(523)
Net Unrealized Appreciation on Investments	147,025
Net Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	5
Net Realized and Unrealized Gain on Investments	317,618
Net Increase in Net Assets Resulting from Operations	$343,028
(1)	The Fund commenced operations on June 11, 2012.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Statement of Changes in Net Assets
For the period ended April 30, 2013 (1)

Sustainable North American Oil Sands ETF
Operations:
Net Investment Income	$25,410
Net Realized Gain on Investments and Foreign Currency Transactions	170,588
Net Unrealized Appreciation on Investments, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	147,030
Net Increase in Net Assets Resulting from Operations	343,028
Distributions to Shareholders:
Investment Income	(23,757)
Capital Gains	(28,800)
Total Distributions to Shareholders	(52,557)
Capital Share Transactions:
Issued In-Kind	2,000,000
Redeemed	(1,125,500)
Increase in Net Assets from Capital Share Transactions	874,500
Total Increase in Net Assets	1,164,971
Net Assets:
Beginning of Period	—
End of Period (Includes Undistributed Net Investment Income of $—)	$1,164,971
Share Transactions:
Issued In-Kind	100,000
Redeemed	(50,000)
Net Increase in Shares Outstanding from Share Transactions	50,000
(1)	The Fund commenced operations on June 11, 2012.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Financial Highlights

Selected Per Share Data & Ratios
For the period ended April 30, 2013
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return	(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(1),(2)
Sustainable North American Oil Sands ETF
2013(3)	$20.00	$0.41	$3.95	$4.36	$(0.48)	$(0.58)	$(1.06)	$23.30	21.93%		$1,165	0.50	%(4)	2.07	%(4)	42%
*	Per share data calculated using average shares method.
(1)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.
(2)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(3)	The Fund commenced operations on June 11, 2012.
(4)	Annualized

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Notes to the Financial Statements
April 30, 2013

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company with 4 investment portfolios. The financial statements herein are those of the Sustainable North American Oil Sands ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Sustainable North American Oil Sands Index® (the “SNAOS Index” or the “Index”). See Subsequent Events Note 8. The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Exchange Traded Concepts
Notes to the Financial Statements
April 30, 2013

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

Security Valuation (continued) — Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended April 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended April 30, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2013, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception

Exchange Traded Concepts
Notes to the Financial Statements
April 30, 2013

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Federal Income Taxes (continued) — remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability as of and for the period ended April 30, 2013, resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 to the Adviser. The maximum creation transaction fee for the Fund is $3,000. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 to the Adviser. The maximum redemption transaction fee for the Fund is $3,000.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
Sustainable North American Oil Sands ETF	50,000	$500	$1,165,000	$500

Exchange Traded Concepts
Notes to the Financial Statements
April 30, 2013

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. Index Management Solutions, LLC (the “Sub-Adviser”), serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Sub-Advisory Agreements

Index Management Solutions, LLC or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.055% on the average daily net assets of the Fund, subject to a $10,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended April 30, 2013, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custody Agreement and Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

Exchange Traded Concepts
Notes to the Financial Statements
April 30, 2013

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2013, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Sustainable North American Oil Sands ETF(1)	$560,693	$557,641
(1)	The Fund commenced operations on June 11, 2012.

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended April 30, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Proceeds	Net Realized Gain
Sustainable North American Oil Sands ETF(1)	$1,960,218	$1,120,515	$116,408
(1)	The Fund commenced operations on June 11, 2012.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to redemption in-kind, reclass of distribution, partnership and currency have been reclassified to/from the following accounts as of April 30, 2013:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in-Capital
Sustainable North American Oil Sands ETF	$(1,653)	$(114,751)	$116,404

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last fiscal period were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
Sustainable North American Oil Sands ETF
2013	$52,557	$—	$52,557

As of April 30, 2013, the components of Distributable Earnings on a tax basis were as follows:

Sustainable North American Oil Sands ETF
Undistributed Ordinary Income	$20,477
Unrealized Appreciation	153,590
Total Distributable Earnings	$174,067

Exchange Traded Concepts
Notes to the Financial Statements
April 30, 2013

5. TAX INFORMATION (concluded)

For Federal income tax purposes, the cost of securities owned at April 30, 2013, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to investments in partnerships and wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future periods. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2013, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Sustainable North American Oil Sands ETF	$1,007,307	$169,435	$(15,850)	$153,585

6. CONCENTRATION OF RISKS

The Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a particular industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s net assets were invested in a wider variety of industries.

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in securities of North American oil sands companies, which are subject to certain risks, such as supply and demand risk, geographic risk, environmental regulation risk and the risk associated with the hazards inherent in energy industry activities. See Subsequent Events Note 8.

7. OTHER

At April 30, 2013, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by one Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

On February 28, 2013, the Board approved the following changes to the Fund, which took effect on June 21, 2013:

1.	the Fund’s underlying index, the SNAOS Index, was replaced with the ISE High IncomeTM Index (the “High Income Index”) which is comprised of securities issued by closed-end investment companies (the “Underlying Funds”);
2.	the Fund’s name changed to the YieldShares High Income ETF (the “High Income ETF”);
3.	the Fund’s investment objective changed to the following: “The High Income ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the High Income Index”;
4.	the Fund’s non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies whose operations in the North American oil sands include oil exploration, production, refinement, marketing, storage, transportation, provision of equipment and/or provisions of services was eliminated.

Exchange Traded Concepts
Notes to the Financial Statements
April 30, 2013

8 SUBSEQUENT EVENTS (concluded)

As a result of the above changes, shareholders of the Sustainable North American Oil Sands ETF became shareholders of the YieldShares High Income ETF effective June 21, 2013. Also as a result the High Income ETF will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including advisory and administration fees (“Acquired Fund Fees and Expenses”), in addition to its own fees and expenses. Acquired Fund Fees and Expenses of the High Income ETF are expected to be 1.15% and the Total Annual Operating Expenses are estimated at 1.65%.

On May 23, 2013, the Board approved a reduction in the annual fee paid by the Adviser to the Sub-Adviser from 0.055% to 0.045%, subject to a $10,000 minimum fee, to become effective on June 21, 2013. No change was made to the management fee paid to the Adviser.

Exchange Traded Concepts
Report of Independent Registered Public Accounting Firm
April 30, 2013

To the Shareholders and Board of Trustees of
Sustainable North American Oil Sands ETF
(Exchange Traded Concepts Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Sustainable North American Oil Sands ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of April 30, 2013, and the related statements of operations and changes in net assets, and the financial highlights for the period June 11, 2012 (commencement of operations) through April 30, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sustainable North American Oil Sands ETF as of April 30, 2013, the results of its operations, the changes in its net assets, and the financial highlights for the period June 11, 2012 (commencement of operations) through April 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
June 27, 2013

Exchange Traded Concepts
Trustees and Officers of the Trust
April 30, 2013 (Unaudited)

The following chart lists Trustees and Officers as of April 30, 2013.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-796-3863.

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (33 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to 2011 – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011-present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present-President	4	ETF Series Solutions(1) – Trustee
Independent Trustees
Gary L. French c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (61 years old)	Trustee	Since 2011	State Street Bank, US Investor Services – Fund Administration 2002 to 2010 – Senior Vice President	4	Exchange Traded Concepts Trust II – Trustee

Exchange Traded Concepts
Trustees and Officers of the Trust
April 30, 2013 (Unaudited)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees – (continued)
David M. Mahle c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (69 years old)	Trustee	Since 2011	Jones Day 2012 to Present – Consultant; Jones Day 2008 to 2011 – Of Counsel; Jones Day 1988 to 2008 – Partner	4	Exchange Traded Concepts Trust II – Trustee
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (62 years old)	Trustee	Since 2012	Oppenheimer Funds Inc. 2007 to 2009 – President	4	New Mountain Finance Corp.; Exchange Traded Concepts Trust II – Trustee
Mark Zurack c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (56 years old)	Trustee	Since 2011	Columbia Business School 2002 to Present – Professor	4	None

Exchange Traded Concepts
Trustees and Officers of the Trust
April 30, 2013 (Unaudited)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (33 years old)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2004 – Present; 2000 to 2011 – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 – present – President Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Traded Concepts Trust II 2012 to present – President	ETF Series Solutions(1) – Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 2545 S. Kelly Avenue, Suite C Edmond, OK 73013 (51 years old)	Treasurer and Secretary	Since 2011	Managing Member, Yorkville ETF Advisors 2011 to Present – Private Investor, 2002 to 2011	Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Traded Concepts Trust II – Trustee
Peter Rodriguez c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (50 years old)	Assistant Treasurer	Since 2011	Director, Fund Accounting, SEI Investments Global Fund Services, 2011 to present, 1997 to 2005; Director, Mutual Fund Trading, SEI Private Trust Company, 2009 to 2011; Director, Asset Data Services, Global Wealth Services, 2006 to 2009; Director, Portfolio Accounting, SEI Investments Global Fund Services, 2005 to 2006	None
Carolyn Mead c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (55 years old)	Assistant Secretary	Since 2009	Counsel, SEI Investments, 2007 to Present	None

Exchange Traded Concepts
Trustees and Officers of the Trust
April 30, 2013 (Unaudited)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (44 years old)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Fund Services, 2004 to present; Manager, Fund Accounting, 1999 to 2004	None
(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

Exchange Traded Concepts
Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Annualized Expense Ratios	Expenses Paid During Period(1)
Sustainable North American Oil Sands ETF
Actual Fund Return	$1,000.00	$1,070.70	0.50%	$2.57
Hypothetical 5% Return	$1,000.00	$1,022.32	0.50%	$2.51
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

Exchange Traded Concepts
Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.swmetfs.com

Exchange Traded Concepts
Notice to Shareholders (Unaudited)

For Shareholders that do not have an April 30, 2013 taxable year end, this notice is for informational purposes only. For Shareholders with an April 30, 2013 year end, please consult your tax advisor as to the pertinence of this notice. The final character of the distribution will be reported with your 2013 Form 1099DIV.

For the tax year ended April 30, 2013, the Fund is designating long term capital gains, ordinary income, dividend received deductions, qualified dividend income, U.S. government interest, qualified interest income and qualified short-term capital gain with regard to distributions paid during the year as follows:

Fund	Long Term Capital Gain Distribution (Tax Basis) (A)	Ordinary Income Distribution (Tax Basis) (B)	Total Distributions (Tax Basis)	Dividends Qualifying For Corporate Dividends Rec. Deductions(1)	Qualified Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
Sustainable North American Oil Sands ETF	0.00%	100.00%	100.00%	12.14%	40.72%	0.00%	0.00%	100.00%

Items (A) and (B) are based on the percentage of the fund's total distribution.

(1)	The percentage in this column represents dividends which qualify for the Corporate “Dividend Received Deduction”, and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.
(3)	The percentage in this column represents “U.S. Government Interest” derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.
(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions exempt from U.S. withholding tax when paid to foreign investors.

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:

Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Trading Sub-Adviser:

Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

SWM-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Gary French is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2013 as follows:

		Fiscal 2013
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$13,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A
(c)	Tax Fees	$0	$3,000	N/A
(d)	All Other Fees	$0	$0	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Fiscal 2013
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal year 2013 were $3,000.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 5, 2013

By	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date: July 5, 2013